Label	Element	Value
Direxion Auspice Broad Commodity Strategy ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	60.80%
Direxion Auspice Broad Commodity Strategy ETF | Short-Term Investments and Other Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.40%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%
Direxion Auspice Broad Commodity Strategy ETF | Dreyfus Government Cash Management Institutional Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.90%
Direxion Auspice Broad Commodity Strategy ETF | Silver December 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Direxion Auspice Broad Commodity Strategy ETF | Gold December 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Direxion Auspice Broad Commodity Strategy ETF | Copper December 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Auspice Broad Commodity Strategy ETF | Gasoline RBOB November 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Direxion Auspice Broad Commodity Strategy ETF | WTI Crude November 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Direxion Auspice Broad Commodity Strategy ETF | NY Harbor ULSD May 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Soybean November 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	60.80%